Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Disclosure of Provisions and Other

Workers’ Compensation
Balance December 31, 2023	$10,636
Expensed during the year	4,325
Payment of deductibles and uninsured claims	(5,218)
Foreign exchange	869
Balance December 31, 2024	10,612
Expensed during the year	3,445
Payment of deductibles and uninsured claims	(4,720)
Foreign exchange	(458)
Balance December 31, 2025	$8,879

	2025	2024
Current	$2,175	$3,140
Long-term	6,704	7,472
	$8,879	$10,612